MASTER TRUST	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
The purpose of the Master Trust is the collective investment of assets of the Plans. Each Plan’s interest in the Master Trust is based on account balances of the participants and their elected investment options. The Master Trust assets are allocated among the Plans by assigning to each Plan those transactions (primarily contributions, benefit payments and plan-specific expenses) that can be specifically identified and by allocating among all Plans, in proportion to the fair value of the assets assigned to each Plan, income and expenses resulting from the collective investment of the assets of the Master Trust.

Investment income and administrative expenses related to the Master Trust are allocated to the individual Plans on a daily basis based on each participant’s account balance within each investment fund option.

Fully Benefit-Responsive Investment Contracts. In connection with the Income Fund, the Master Trust enters into contracts that meet fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. The Master Trust’s interest in these contracts represents the maximum potential credit loss from concentrations of credit risk associated with its investment.

The contracts provide for the payment of a stated interest crediting rate for a specified period of time. The underlying fixed income assets that support the interest crediting rate are owned by the Master Trust. Under the contracts, investment gains and losses on the underlying assets are not reflected immediately in the interest crediting rate. Rather, the gains and losses are amortized, usually over time to maturity or the duration of the underlying assets, through adjustments to future interest crediting rates. These adjustments generally result in contract value, over time, converging with the market value of the underlying fixed income assets. Factors affecting future interest crediting rates include the current yield, duration and the existing difference between market value of the underlying fixed income assets and contract value. Interest crediting rates, which cannot be less than zero percent, are generally reset monthly. The issuers of the contracts guarantee that all qualified participant withdrawals occur at contract value, subject to certain limitations described below.

Contract termination occurs whenever the contract value or market value of the underlying assets reaches zero or upon certain events of default. If the contract terminates due to a contract issuer default or if the market value of the underlying portfolio reaches zero, the contract issuer will generally be required to pay any excess contract value at the date of termination. If the Plans default in their obligation under the agreements and the default is not cured within the time permitted, the Plans will receive the market value as of the date of termination. Contract termination also may occur by either party upon election and notice.

Certain events may limit the ability of the Plans to transact at contract value with an issuer. Such events include (i) amendments to Plan documents or the Plans’ administration (including complete or partial plan termination or merger with another plan); (ii) changes to the Plans’ prohibition on competing investment options or deletion of equity wash provisions; (iii) the failure of the Plans or the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA; (iv) bankruptcy of the Plan sponsor or other Plan sponsor event (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plans; and (v) the delivery of any communication to plan participants designed to influence a participant’s behavior in the investment option. At this time, management does not believe that the occurrence of any such event, which would limit the Plans’ ability to transact at contract value with participants, is probable.

In addition, certain events allow the issuer to terminate the contracts with the Plans and settle at an amount different from contract value. Those events may be different under each contract. Such events may include (i) an uncured violation of the Plans’ investment guidelines; (ii) a breach of material obligation under the contract; (iii) a material misrepresentation; and (iv) a material amendment to the agreements without the consent of the issuer.

Plans’ Interest in Master Trust. The Plans have a divided interest in the investments held in the Master Trust since each Plan’s interest is based on the account balances of the participants and their elected investment options. Each
Plan’s beneficial interest in the underlying investment options does not vary significantly from each Plan’s beneficial interest in the total net assets of the Master Trust.
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008

BP Partnership Savings Plan (Plan No. 051)
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
The purpose of the Master Trust is the collective investment of assets of the Plans. Each Plan’s interest in the Master Trust is based on account balances of the participants and their elected investment options. The Master Trust assets are allocated among the Plans by assigning to each Plan those transactions (primarily contributions, benefit payments and plan-specific expenses) that can be specifically identified and by allocating among all Plans, in proportion to the fair value of the assets assigned to each Plan, income and expenses resulting from the collective investment of the assets of the Master Trust.

Investment income and administrative expenses related to the Master Trust are allocated to the individual Plans on a daily basis based on each participant’s account balance within each investment fund option.

Fully Benefit-Responsive Investment Contracts. In connection with the Income Fund, the Master Trust enters into contracts that meet fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. The Master Trust’s interest in these contracts represents the maximum potential credit loss from concentrations of credit risk associated with its investment.

The contracts provide for the payment of a stated interest crediting rate for a specified period of time. The underlying fixed income assets that support the interest crediting rate are owned by the Master Trust. Under the contracts, investment gains and losses on the underlying assets are not reflected immediately in the interest crediting rate. Rather, the gains and losses are amortized, usually over time to maturity or the duration of the underlying assets, through adjustments to future interest crediting rates. These adjustments generally result in contract value, over time, converging with the market value of the underlying fixed income assets. Factors affecting future interest crediting rates include the current yield, duration and the existing difference between market value of the underlying fixed income assets and contract value. Interest crediting rates, which cannot be less than zero percent, are generally reset monthly. The issuers of the contracts guarantee that all qualified participant withdrawals occur at contract value, subject to certain limitations described below.

Contract termination occurs whenever the contract value or market value of the underlying assets reaches zero or upon certain events of default. If the contract terminates due to a contract issuer default or if the market value of the underlying portfolio reaches zero, the contract issuer will generally be required to pay any excess contract value at the date of termination. If the Plans default in their obligation under the agreements and the default is not cured within the time permitted, the Plans will receive the market value as of the date of termination. Contract termination also may occur by either party upon election and notice.

Certain events may limit the ability of the Plans to transact at contract value with an issuer. Such events include (i) amendments to Plan documents or the Plans’ administration (including complete or partial plan termination or merger with another plan); (ii) changes to the Plans’ prohibition on competing investment options or deletion of equity wash provisions; (iii) the failure of the Plans or the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA; (iv) bankruptcy of the Plan sponsor or other Plan sponsor event (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plans; and (v) the delivery of any communication to plan participants designed to influence a participant’s behavior in the investment option. At this time, management does not believe that the occurrence of any such event, which would limit the Plans’ ability to transact at contract value with participants, is probable.

In addition, certain events allow the issuer to terminate the contracts with the Plans and settle at an amount different from contract value. Those events may be different under each contract. Such events may include (i) an uncured violation of the Plans’ investment guidelines; (ii) a breach of material obligation under the contract; (iii) a material misrepresentation; and (iv) a material amendment to the agreements without the consent of the issuer.

Plans’ Interest in Master Trust. The Plans have a divided interest in the investments held in the Master Trust since each Plan’s interest is based on the account balances of the participants and their elected investment options. Each
Plan’s beneficial interest in the underlying investment options does not vary significantly from each Plan’s beneficial interest in the total net assets of the Master Trust.
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008

BP DirectSave Plan (Plan No. 052)
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
The purpose of the Master Trust is the collective investment of assets of the Plans. Each Plan’s interest in the Master Trust is based on account balances of the participants and their elected investment options. The Master Trust assets are allocated among the Plans by assigning to each Plan those transactions (primarily contributions, benefit payments and plan-specific expenses) that can be specifically identified and by allocating among all Plans, in proportion to the fair value of the assets assigned to each Plan, income and expenses resulting from the collective investment of the assets of the Master Trust.

Investment income and administrative expenses related to the Master Trust are allocated to the individual Plans on a daily basis based on each participant’s account balance within each investment fund option.

Fully Benefit-Responsive Investment Contracts. In connection with the Income Fund, the Master Trust enters into contracts that meet fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. The Master Trust’s interest in these contracts represents the maximum potential credit loss from concentrations of credit risk associated with its investment.

The contracts provide for the payment of a stated interest crediting rate for a specified period of time. The underlying fixed income assets that support the interest crediting rate are owned by the Master Trust. Under the contracts, investment gains and losses on the underlying assets are not reflected immediately in the interest crediting rate. Rather, the gains and losses are amortized, usually over time to maturity or the duration of the underlying assets, through adjustments to future interest crediting rates. These adjustments generally result in contract value, over time, converging with the market value of the underlying fixed income assets. Factors affecting future interest crediting rates include the current yield, duration and the existing difference between market value of the underlying fixed income assets and contract value. Interest crediting rates, which cannot be less than zero percent, are generally reset monthly. The issuers of the contracts guarantee that all qualified participant withdrawals occur at contract value, subject to certain limitations described below.

Contract termination occurs whenever the contract value or market value of the underlying assets reaches zero or upon certain events of default. If the contract terminates due to a contract issuer default or if the market value of the underlying portfolio reaches zero, the contract issuer will generally be required to pay any excess contract value at the date of termination. If the Plans default in their obligation under the agreements and the default is not cured within the time permitted, the Plans will receive the market value as of the date of termination. Contract termination also may occur by either party upon election and notice.

Certain events may limit the ability of the Plans to transact at contract value with an issuer. Such events include (i) amendments to Plan documents or the Plans’ administration (including complete or partial plan termination or merger with another plan); (ii) changes to the Plans’ prohibition on competing investment options or deletion of equity wash provisions; (iii) the failure of the Plans or the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA; (iv) bankruptcy of the Plan sponsor or other Plan sponsor event (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plans; and (v) the delivery of any communication to plan participants designed to influence a participant’s behavior in the investment option. At this time, management does not believe that the occurrence of any such event, which would limit the Plans’ ability to transact at contract value with participants, is probable.

In addition, certain events allow the issuer to terminate the contracts with the Plans and settle at an amount different from contract value. Those events may be different under each contract. Such events may include (i) an uncured violation of the Plans’ investment guidelines; (ii) a breach of material obligation under the contract; (iii) a material misrepresentation; and (iv) a material amendment to the agreements without the consent of the issuer.

Plans’ Interest in Master Trust. The Plans have a divided interest in the investments held in the Master Trust since each Plan’s interest is based on the account balances of the participants and their elected investment options. Each
Plan’s beneficial interest in the underlying investment options does not vary significantly from each Plan’s beneficial interest in the total net assets of the Master Trust.
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008

BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
The purpose of the Master Trust is the collective investment of assets of the Plans. Each Plan’s interest in the Master Trust is based on account balances of the participants and their elected investment options. The Master Trust assets are allocated among the Plans by assigning to each Plan those transactions (primarily contributions, benefit payments and plan-specific expenses) that can be specifically identified and by allocating among all Plans, in proportion to the fair value of the assets assigned to each Plan, income and expenses resulting from the collective investment of the assets of the Master Trust.

Investment income and administrative expenses related to the Master Trust are allocated to the individual Plans on a daily basis based on each participant’s account balance within each investment fund option.

Fully Benefit-Responsive Investment Contracts. In connection with the Income Fund, the Master Trust enters into contracts that meet fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. The Master Trust’s interest in these contracts represents the maximum potential credit loss from concentrations of credit risk associated with its investment.

The contracts provide for the payment of a stated interest crediting rate for a specified period of time. The underlying fixed income assets that support the interest crediting rate are owned by the Master Trust. Under the contracts, investment gains and losses on the underlying assets are not reflected immediately in the interest crediting rate. Rather, the gains and losses are amortized, usually over time to maturity or the duration of the underlying assets, through adjustments to future interest crediting rates. These adjustments generally result in contract value, over time, converging with the market value of the underlying fixed income assets. Factors affecting future interest crediting rates include the current yield, duration and the existing difference between market value of the underlying fixed income assets and contract value. Interest crediting rates, which cannot be less than zero percent, are generally reset monthly. The issuers of the contracts guarantee that all qualified participant withdrawals occur at contract value, subject to certain limitations described below.

Contract termination occurs whenever the contract value or market value of the underlying assets reaches zero or upon certain events of default. If the contract terminates due to a contract issuer default or if the market value of the underlying portfolio reaches zero, the contract issuer will generally be required to pay any excess contract value at the date of termination. If the Plans default in their obligation under the agreements and the default is not cured within the time permitted, the Plans will receive the market value as of the date of termination. Contract termination also may occur by either party upon election and notice.

Certain events may limit the ability of the Plans to transact at contract value with an issuer. Such events include (i) amendments to Plan documents or the Plans’ administration (including complete or partial plan termination or merger with another plan); (ii) changes to the Plans’ prohibition on competing investment options or deletion of equity wash provisions; (iii) the failure of the Plans or the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA; (iv) bankruptcy of the Plan sponsor or other Plan sponsor event (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plans; and (v) the delivery of any communication to plan participants designed to influence a participant’s behavior in the investment option. At this time, management does not believe that the occurrence of any such event, which would limit the Plans’ ability to transact at contract value with participants, is probable.

In addition, certain events allow the issuer to terminate the contracts with the Plans and settle at an amount different from contract value. Those events may be different under each contract. Such events may include (i) an uncured violation of the Plans’ investment guidelines; (ii) a breach of material obligation under the contract; (iii) a material misrepresentation; and (iv) a material amendment to the agreements without the consent of the issuer.

Plans’ Interest in Master Trust. The Plans have a divided interest in the investments held in the Master Trust since each Plan’s interest is based on the account balances of the participants and their elected investment options. Each
Plan’s beneficial interest in the underlying investment options does not vary significantly from each Plan’s beneficial interest in the total net assets of the Master Trust.
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008

Archaea Employee Savings Plan (Plan No. 101)
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
The purpose of the Master Trust is the collective investment of assets of the Plans. Each Plan’s interest in the Master Trust is based on account balances of the participants and their elected investment options. The Master Trust assets are allocated among the Plans by assigning to each Plan those transactions (primarily contributions, benefit payments and plan-specific expenses) that can be specifically identified and by allocating among all Plans, in proportion to the fair value of the assets assigned to each Plan, income and expenses resulting from the collective investment of the assets of the Master Trust.

Investment income and administrative expenses related to the Master Trust are allocated to the individual Plans on a daily basis based on each participant’s account balance within each investment fund option.

Fully Benefit-Responsive Investment Contracts. In connection with the Income Fund, the Master Trust enters into contracts that meet fully benefit-responsive investment contract criteria and therefore are reported at contract value. Contract value represents contributions made under each contract, plus earnings, less participant withdrawals and administrative expenses. The Master Trust’s interest in these contracts represents the maximum potential credit loss from concentrations of credit risk associated with its investment.

The contracts provide for the payment of a stated interest crediting rate for a specified period of time. The underlying fixed income assets that support the interest crediting rate are owned by the Master Trust. Under the contracts, investment gains and losses on the underlying assets are not reflected immediately in the interest crediting rate. Rather, the gains and losses are amortized, usually over time to maturity or the duration of the underlying assets, through adjustments to future interest crediting rates. These adjustments generally result in contract value, over time, converging with the market value of the underlying fixed income assets. Factors affecting future interest crediting rates include the current yield, duration and the existing difference between market value of the underlying fixed income assets and contract value. Interest crediting rates, which cannot be less than zero percent, are generally reset monthly. The issuers of the contracts guarantee that all qualified participant withdrawals occur at contract value, subject to certain limitations described below.

Contract termination occurs whenever the contract value or market value of the underlying assets reaches zero or upon certain events of default. If the contract terminates due to a contract issuer default or if the market value of the underlying portfolio reaches zero, the contract issuer will generally be required to pay any excess contract value at the date of termination. If the Plans default in their obligation under the agreements and the default is not cured within the time permitted, the Plans will receive the market value as of the date of termination. Contract termination also may occur by either party upon election and notice.

Certain events may limit the ability of the Plans to transact at contract value with an issuer. Such events include (i) amendments to Plan documents or the Plans’ administration (including complete or partial plan termination or merger with another plan); (ii) changes to the Plans’ prohibition on competing investment options or deletion of equity wash provisions; (iii) the failure of the Plans or the Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA; (iv) bankruptcy of the Plan sponsor or other Plan sponsor event (for example, divestitures or spin-offs of a subsidiary) that cause a significant withdrawal from the Plans; and (v) the delivery of any communication to plan participants designed to influence a participant’s behavior in the investment option. At this time, management does not believe that the occurrence of any such event, which would limit the Plans’ ability to transact at contract value with participants, is probable.

In addition, certain events allow the issuer to terminate the contracts with the Plans and settle at an amount different from contract value. Those events may be different under each contract. Such events may include (i) an uncured violation of the Plans’ investment guidelines; (ii) a breach of material obligation under the contract; (iii) a material misrepresentation; and (iv) a material amendment to the agreements without the consent of the issuer.

Plans’ Interest in Master Trust. The Plans have a divided interest in the investments held in the Master Trust since each Plan’s interest is based on the account balances of the participants and their elected investment options. Each
Plan’s beneficial interest in the underlying investment options does not vary significantly from each Plan’s beneficial interest in the total net assets of the Master Trust.
The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2025, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$637,686	$623,424	$1,880	$470	$11,688	$224
Common/collective trust funds	8,635,683	8,087,870	40,452	37,639	424,147	45,575
BrokerageLink - self directed	70,106	68,646	130	—	1,153	177
Money market funds	39,772	39,014	137	61	555	5
Total investments at fair value	9,383,247	8,818,954	42,599	38,170	437,543	45,981
Benefit responsive investment contracts at contract value	226,673	220,511	846	938	3,580	798
Total investments	9,609,920	9,039,465	43,445	39,108	441,123	46,779

Receivables:
Dividends and interest	1,953	1,909	7	5	30	2
Total assets	9,611,873	9,041,374	43,452	39,113	441,153	46,781

Accounts payable:
Pending transactions, net	2,435	2,599	—	(88)	(51)	(25)
Accrued fees and other	430	402	2	3	20	3
Total liabilities	2,865	3,001	2	(85)	(31)	(22)

Net assets	$9,609,008	$9,038,373	$43,450	$39,198	$441,184	$46,803

The net assets of the Master Trust and the Plans' interest in the Master Trust as of December 31, 2024, are as follows:

NET ASSETS
thousands of dollars

	Master Trust	ESP's Interest in Master Trust	PSP's Interest in Master Trust	DSP's Interest in Master Trust	BPX's Interest in Master Trust	AESP's Interest in Master Trust
Investments at fair value:
BP ADS	$604,037	$591,764	$1,902	$367	$9,892	$112
Common/collective trust funds	7,818,385	7,367,068	33,464	35,545	349,799	32,509
Money market funds	38,306	37,491	133	59	617	6
Total investments at fair value	8,460,728	7,996,323	35,499	35,971	360,308	32,627
Benefit responsive investment contracts at contract value	244,874	238,765	1,032	924	3,105	1,048
Total investments	8,705,602	8,235,088	36,531	36,895	363,413	33,675

Receivables:
Pending transactions
Dividends and interest	2,095	2,048	8	4	32	3
Total assets	8,707,697	8,237,136	36,539	36,899	363,445	33,678

Accounts payable:
Pending transactions, net	441	477	12	(86)	38	—
Accrued fees and other	619	598	1	2	16	2
Total liabilities	1,060	1,075	13	(84)	54	2

Net assets	$8,706,637	$8,236,061	$36,526	$36,983	$363,391	$33,676
The changes in net assets of the Master Trust for the year ended December 31, 2025, are as follows:

CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2025
thousands of dollars

Additions of assets attributed to:
Transfer of assets from participating plans:
Participant contributions	$232,490
Company contributions	149,609
Rollover contributions	38,619
Repayments of notes receivable and interest from participants	25,170
Net appreciation in fair value of investments	1,411,156
Interest, dividends and other	62,614
Transfer In	2,538
Total additions	1,922,196

Deductions of assets attributed to:
Transfer of assets to participating plans:
Benefits paid to participants	993,140
Notes receivable from participants	23,566
Administrative expenses	914
Fund management fees	2,205
Total deductions	1,019,825

Net increase in assets during year	902,371

Net Assets:
Beginning of year	8,706,637
End of year	$9,609,008